Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 890,000
Previously Paid Amount	0.00
Total Fee Amount	131.36
Total Offset Amount	0.00
Net Fee	131.36
Narrative - Max Aggregate Offering Price	$ 890,000
Final Prospectus	true